Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Sep. 25, 2014
SMALL CAPITALIZATION VALUE
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY: TARGET SMALL CAPITALIZATION VALUE PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Target Small Capitalization Value Portfolio (Small Cap Value Portfolio) is above-average capital appreciation.
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Portfolio or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 78 of the Portfolio's Prospectus and in Rights of Accumulation on page 76 of the Portfolio's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the Portfolio's most recent fiscal period, the Portfolio's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Portfolio or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The distributor of the Portfolio has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class A shares to .25% of the average daily net assets of the Class A shares of the Portfolio. This waiver may not be terminated by the distributor prior to November 30, 2015 without the approval of the Portfolio's Board of Trustees.

		° The distributor of the Portfolio has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for the Portfolio's Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to November 30, 2015 without the approval of the Portfolio's Board of Trustees.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks investments that will increase in value. To achieve our objective, we invest in stocks of small companies that we believe are undervalued and have an above-average potential to increase in price, given the company's sales, earnings, book value, cash flow and recent performance. The Portfolio normally invests at least 80% of its investable assets in common stocks of small companies. Small companies are those companies with market capitalizations comparable to those in the Russell 2000 Value Index. As of July 31, 2014, the Russell 2000 Value Index median market capitalization was approximately $624 million and the largest company by market capitalization was $4.34 billion. Market capitalization is measured at the time of purchase.

		Because the Portfolio invests in small capitalization companies, the risks associated with an investment in the Portfolio are greater than those associated with an investment in a fund that invests primarily in larger companies, because shares of small companies tend to be less liquid and more volatile than those of large companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Loss of money is a risk of investing in the Portfolio. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Portfolio securities can increase expenses.

Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

		For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Portfolio's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class T Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
18.74%	3rd Quarter 2009	-22.11%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12/31/2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
SMALL CAPITALIZATION VALUE | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+Other expenses	rr_OtherExpensesOverAssets	0.08%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
– Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	640
3 Years	rr_ExpenseExampleYear03	840
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	1,681
1 Year	rr_ExpenseExampleNoRedemptionYear01	640
3 Years	rr_ExpenseExampleNoRedemptionYear03	840
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,681
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.08%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
– Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	847
2004	rr_AnnualReturn2004	24.02%
2005	rr_AnnualReturn2005	10.10%
2006	rr_AnnualReturn2006	17.72%
2007	rr_AnnualReturn2007	0.52%
2008	rr_AnnualReturn2008	(27.45%)
2009	rr_AnnualReturn2009	26.69%
2010	rr_AnnualReturn2010	23.63%
2011	rr_AnnualReturn2011	(0.48%)
2012	rr_AnnualReturn2012	14.14%
2013	rr_AnnualReturn2013	35.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year	rr_AverageAnnualReturnYear01	35.87%
Five Years	rr_AverageAnnualReturnYear05	19.31%
Ten Years	rr_AverageAnnualReturnYear10	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses	rr_OtherExpensesOverAssets	0.08%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.43%
– Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,692
One Year	rr_AverageAnnualReturnYear01	35.17%
Five Years	rr_AverageAnnualReturnYear05	18.72%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2006
SMALL CAPITALIZATION VALUE | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses	rr_OtherExpensesOverAssets	0.04%
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
– Distribution Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
= Total Annual Portfolio Operating Expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	205
5 Years	rr_ExpenseExampleNoRedemptionYear05	357
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 798
One Year	rr_AverageAnnualReturnYear01
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.94%
Five Years	rr_AverageAnnualReturnYear05	18.40%
Ten Years	rr_AverageAnnualReturnYear10	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Return After Taxes on Distributions and Sale of Portfolio Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.85%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	34.52%
Five Years	rr_AverageAnnualReturnYear05	17.64%
Ten Years	rr_AverageAnnualReturnYear10	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	38.82%
Five Years	rr_AverageAnnualReturnYear05	20.08%
Ten Years	rr_AverageAnnualReturnYear10	9.07%
Since Inception	rr_AverageAnnualReturnSinceInception
SMALL CAPITALIZATION VALUE | Lipper Small-Cap Value Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.59%	[1]
Five Years	rr_AverageAnnualReturnYear05	20.47%	[1]
Ten Years	rr_AverageAnnualReturnYear10	9.24%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
SMALL CAPITALIZATION VALUE | Lipper Small-Cap Core Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.82%
Five Years	rr_AverageAnnualReturnYear05	20.34%
Ten Years	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The Portfolio was compared to the Lipper Small-Cap Value Funds Performance Universe although Lipper classifies the Portfolio in the Lipper Small-Cap Core Funds Performance Universe. The Lipper Small-Cap Value Funds Performance Universe is utilized because the Portfolio's manager believes that the funds included in this Universe provide a more appropriate basis for Portfolio performance comparisons.